Long-Term Debt and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2018	December 31, 2017
Secured loan facilities and other financial liabilities	200,508	196,450
Less: Deferred financing costs	(1,485)	(1,429)
Total	199,023	195,021
Less - current portion	(21,779)	(19,216)
Long-term portion	177,244	175,805

Maturities of Long-Term Debt
The annual principal payments required to be made after June 30, 2018, are as follows:

Twelve month periods ending	Amount
June 30, 2019	22,303
June 30, 2020	52,743
June 30, 2021	42,826
June 30, 2022	52,449
Thereafter	30,187
Total	200,508